EMPLOYEE BENEFIT PLANS - Economic assumptions used in the determination of the present value of the defined benefit plans (Details) - Nominal terms	Dec. 31, 2021	Dec. 31, 2020
Colombia
Disclosure of employee benefit plans
Discount rate	8.00%	5.50%
Rate of wage increase	7.20%	5.75%
Projected inflation	4.70%	3.25%
Rate of pension increase	4.70%	3.25%
Bancolombia Panama
Disclosure of employee benefit plans
Discount rate	2.40%	2.40%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%
Banistmo
Disclosure of employee benefit plans
Discount rate	3.70%	2.40%
Expected long-term rate of return on plan assets	0.70%	(1.70%)
Rate of wage increase	2.00%	1.00%
El Salvador
Disclosure of employee benefit plans
Discount rate	2.50%	2.30%
Rate of wage increase	2.00%	2.00%
Projected inflation	1.00%	1.00%
Guatemala
Disclosure of employee benefit plans
Discount rate	6.10%	8.20%
Rate of wage increase	5.00%	5.00%
Projected inflation	4.00%	4.00%